Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies (Policies) [Abstract]
Significant Accounting Policies

These consolidated financial statements of the Organization were prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). The consolidated financial statements include the consolidated statements of financial position, consolidated statements of income, consolidated statements of comprehensive income, consolidated statements of changes in equity and consolidated statements of cash flows as well as the notes to the consolidated financial statements.

These consolidated financial statements have been prepared based on historical cost, except for the following material items in the balance sheet: available for sale measured at fair value, assets and liabilities held for trading measured at fair value and financial instruments designated at fair value through profit or loss, and defined-benefit liabilities that are recognized at the present value of the defined benefit obligation less the net total of the plan assets, plus unrecognized actuarial gains less the cost of past services not recognized.

The Organization has classified its expenses according to their nature.

The consolidated statement of cash flows shows the changes in cash and cash equivalents during the year arising from operating, investing and financing activities. Cash and cash equivalents include highly liquid investments. Note 19 details the accounts of the consolidated statement of financial position that comprise cash and cash equivalents. The consolidated statement of cash flows is prepared using the indirect method. Accordingly, the income before taxes was adjusted by non-cash items such as provisions, depreciation, amortization and Impairment losses on loans and advances. The interest and dividend received and paid are classified as operating, financing or investment cash flows according to the nature of the corresponding assets and liabilities.

The preparation of the consolidated financial statements requires the use of estimates and assumptions which affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the profit and loss amounts for the year. The consolidated financial statements also reflect various estimates and assumptions, including, but not limited to: adjustments to the impairment provision of loans and advances; estimates of the fair value of financial instruments; depreciation and amortization rates; impairment losses on assets; the useful life of intangible assets; evaluation of the realization of tax assets; assumptions for the calculation of technical provisions for insurance, supplemental pension plans and capitalization bonds; provisions for contingencies and provisions for potential losses arising from fiscal and tax uncertainties. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

The accounting policies listed below were used in all the periods presented and by all the companies of the Organization.

Recent Acquisitions

2.1    Recent Acquisitions

In August, 2015, Bradesco signed the Purchase and Sale of Shares Agreement with HSBC Latin America Holdings Limited for the acquisition of 100% of the equity of HSBC Bank Brasil S.A. (“HSBC Bank”) and HSBC Serviços e Participações Ltda. (“HSBC Serviços”). In June 2016, the final approval of regulatory agencies was given in compliance with legal formalities. With the conclusion of the acquisition, on July 1, 2016, Bradesco assumed all operations of  HSBC in Brazil, including retail, insurance and asset management, as well as all the branches and clients, reinforcing its presence and competitiveness throughout the national territory.

In July 2016, there was a total division of the equity of HSBC Serviços, where portions of this  equity  were transferred to HSBC Bank and to Credival Participações, Administração e Assessoria Ltda. (Credival), that is a wholly owned subsidiary of HSBC Bank.

In October 2016, approval was granted in an Extraordinary General Meeting for the partial spin-off of HSBC Brasil, through the absorption of portions of its equity by companies of the Organization, enabling progress with the integration of operational and technological platforms, resulting in the replacement of the HSBC brand in its service network, becoming Bradesco. Thus, Bradesco began to operate with a unified platform (branches, ATMs, and systems), to which all clients have access to. Bradesco adds, from now on the products and services already offered to HSBC Brasil clients, a nationwide service network, a state-of-the-art technology platform, and an even more extensive portfolio of products and services.

See below the summarized balance sheet for the acquisition with HSBC Bank and HSBC Serviços (HSBC Brasil) at the date of acquisition:

	R$ thousand
	Accounting	Adjustments	Fair Value (1)
Cash and cash equivalents	8,476,708	-	8,476,708
Desposits with the central banks	14,895,767	-	14,895,767
Loans and advances	69,364,585	(1,650,016)	67,714,569
Financial assets held for trading	20,881,824	-	20,881,824
Financial assets available for sale	23,745,717	-	23,745,717
Investments held to maturity	13,450	22,411	35,861
Property and equipment, net of accumulated depreciation	1,175,554	622,246	1,797,800
Intangible assets	558,015	3,993,743	4,551,758
Other assets	25,808,692	848,699	26,657,391
Deposits from banks	(7,808,801)	-	(7,808,801)
Deposits from customers	(56,766,587)	-	(56,766,587)
Financial liabilities held for trading	(3,790,048)	-	(3,790,048)
Funds from securities issued	(40,187,105)	(64,701)	(40,251,806)
Subordinated debt	(1,401,348)	-	(1,401,348)
Provisions	(3,429,291)	-	(3,429,291)
Other liabilities	(42,242,831)	-	(42,242,831)
Sub-total	9,294,301		13,066,683
Goodwill	-	4,221,787	4,221,787
Total amount of shareholders' equity acquired	9,294,301		17,288,470

(1)  Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.

The fair value of the consideration transferred was composed as follows:

R$ thousand
Payment to HSBC Latin America Holding Limited, net of adjustment after closure (1)	15,665,367
Adjustment to the cost acquisition related to the fair value of the firm commitment (2)	1,623,103
Fair value of the consideration transferred	17,288,470

(1) Includes the IOF collection, and withholding Income Tax; and

(2) Includes the results from changes to the fair value of the firm commitment attributable to the hedged risk that was recognized in the statement in the financial position hired with the objective of protecting the effects of exchange rate variation of the firm commitment, though the use of a hedging instrument derivative.

In December 2016, Bradesco, based on a study report on purchase price allocation ("PPA"), prepared by a contracted specialized and independent company, made the allocation of the fair value of assets acquired and liabilities assumed by HSBC Brasil, as follows:

R$ thousand
Shareholders' equity acquired	9,294,301
Fair value of assets acquired and liabilities assumed	(221,361)
Intangible assets acquired	3,993,743
Goodwill in the acquisition of the "HSBC Bank" and "HSBC Serviços" investments	4,221,787
Fair value of the consideration transferred	17,288,470

These acquisitions were recorded on the business combination method and the companies were consolidated from the date that the majority control was acquired.

The goodwill on acquisition, in the amount of R$ 4,221,787 thousand, recorded by Bradesco, is not amortized and is subject to annual impairment test. Goodwill is attributed to the expected future profitability of the respective businesses acquired and to the strengthening of Bradesco's strategy to strengthen its presence throughout the national territory, giving a greater degree of competition in a highly competitive market, so as to take advantage of the synergies generated by the products and base of HSBC Brasil customers, which are complementary.

Consolidation

2.2  Consolidation

The consolidated financial statements include the financial statements of Bradesco and those of its direct and indirect subsidiaries, including exclusive mutual funds and special purpose entities.

The main subsidiaries included in the consolidated financial statements are as follows:

	Activity	Country	Shareholding interest
			December 31
			2017	2016
Banco Alvorada S.A.	Banking	Brazil	99.99%	99.99%
Banco Bradesco Financiamentos S.A.	Banking	Brazil	100.00%	100.00%
Banco Boavista Interatlântico S.A. (1)	Banking	Brazil	-	100.00%
Banco Bradesco Argentina S.A.	Banking	Argentina	99.99%	99.99%
Banco Bradesco Europa S.A.	Banking	Luxembourg	100.00%	100.00%
Banco Bradesco BERJ S.A.	Banking	Brazil	100.00%	100.00%
Banco Bradescard S.A.	Cards	Brazil	100.00%	100.00%
Banco Bradesco BBI S.A. (1)	Investment bank	Brazil	99.85%	99.81%
Banco Bradesco Cartões S.A.	Cards	Brazil	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda. (2)	Consortium Management	Brazil	100.00%	100.00%
Bradseg Participações S.A.	Holding	Brazil	100.00%	100.00%
Bradesco Auto/RE Cia. de Seguros	Insurance	Brazil	100.00%	100.00%
Bradesco Capitalização S.A.	Capitalization bonds	Brazil	100.00%	100.00%
Odontoprev S.A.	Dental care	Brazil	50.01%	50.01%
Bradesco Leasing S.A. Arrendamento Mercantil	Leasing	Brazil	100.00%	100.00%
Ágora Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	Brazil	100.00%	100.00%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Brokerage	Brazil	100.00%	100.00%
Bradesco Saúde S.A.	Insurance / Health	Brazil	100.00%	100.00%
Bradesco Seguros S.A.	Insurance	Brazil	100.00%	100.00%
Bradesco Vida e Previdência S.A.	Pension plan/Insurer	Brazil	100.00%	100.00%
Bradesplan Participações Ltda.	Holding	Brazil	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	Asset Management	Brazil	100.00%	100.00%
Tempo Serviços Ltda.	Services	Brazil	100.00%	100.00%
União Participações Ltda.	Holding	Brazil	100.00%	100.00%
Banco Losango S.A.	Banking	Brazil	100.00%	100.00%
Kirton Administradora de Consórcios Ltda (2)	Consortium management	Brazil	-	100.00%
Kirton Bank Brasil S.A.	Banking	Brazil	100.00%	100.00%
Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	Brazil	99.97%	99.97%
Kirton Capitalização S.A. (3)	Capitalization bonds	Brazil	100.00%	99.97%
Kirton Seguros S.A. (4) (5)	Insurance	Brazil	98.54%	98.08%
Kirton Vida e Previdência S.A.	Pension plan/Insurer	Brazil	100.00%	100.00%
Kirton Participações e Investimentos Ltda (5)	Holding	Brazil	-	100.00%

(1)    In November, 2017, Banco Boavista Interatlântico S.A. was merged into Banco Bradesco BBI S.A. with an increase in subscription for shares;

(2)    In May 2017, Kirton Administradora de Consórcios Ltda. was merged into Bradesco Administradora de Consórcios Ltda.;

(3)    Increase in interest, by means of acquisition of shares held by minority shareholders;

(4)    Increase in interest by means of subscription of shares in July 2017; and

(5)    Company merged into Kirton Seguros S.A., in July 2017.

Subsidiaries

Subsidiaries are all of the companies over which the Organization, has control. The Organization has control over an investee if it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The subsidiaries are fully consolidated from the date at which the Organization obtains control over its activities until the date this control ceases.

For acquisitions meeting the definition of a business combination, the acquisition method of accounting is used. The cost of an acquisition is measured as the fair value of the consideration, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the consideration given over the fair value of the Organization's share of the identifiable net assets and non-controlling interest acquired is recorded as goodwill. Any goodwill arising from business combinations is tested for impairment at least once a year and whenever events or changes in circumstances may indicate the need for an impairment write-down. If the cost of acquisition is less than the fair value of the Organization's share of the net assets acquired, the difference is recognized directly in the consolidated statement of income.

For acquisitions not meeting the definition of a business combination, the Organization allocates the cost between the individual identifiable assets and liabilities. The cost of acquired assets and liabilities is determined by (a) recognizing financial assets and liabilities at their fair value at the acquisition date; and (b) allocating the remaining balance of the cost of purchasing assets and assuming liabilities to individual assets and liabilities, other than financial instruments, based on their relative fair values of these instruments at the acquisition date.

Associates

Companies are classified as associates if the Organization has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Organization holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Organization could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.

Investments in associates are recorded in the Organization's consolidated financial statements using the equity method and are initially recognized at cost. The investments in associates include goodwill (net of any impairment losses) identified at the time of acquisition.

Joint ventures

The Organization has contractual agreements in which two or more parties undertake activities subject to joint control. Joint control is the contractual sharing of control over an activity and it exists only if strategic, financial and operating decisions are made on a unanimous basis by the parties. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the arrangement, rather than rights to its assets and obligations for its liabilities. Investments in joint ventures are recorded in the consolidated financial statements of the Organization using the equity method.

Structured entities

A structured entity is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

Structured entities normally have some or all of the following features or characteristics:

•        restricted activities;

•        a narrow and well-defined objective, such as, to effect a specific structure like a tax efficient lease, to perform research and development activities, or to provide a source of capital or funding to an entity or to provide investment opportunities for investors by passing risks and rewards associated with the assets of the structured entity to investors;

•        thin capitalisation, that is, the proportion of ‘real' equity is too small to support the structured entity's overall activities without subordinated financial support; and

•        financing in the form of multiple contractually linked instruments to investors that create concentrations of credit risk or other risks (tranches).

Transactions with and interests of non-controlling shareholders

The Organization applies a policy of treating transactions with non-controlling interests as transactions with equity owners of the Bank. For purchases of equity from non-controlling interests, the difference between any consideration paid and the share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on sales to non-controlling shareholders are also recorded in equity.

Profits or losses attributable to non-controlling interests are presented in the consolidated statements of income under this title.

Balances and transactions eliminated in the consolidation

Intra-group transactions and balances (except for foreign currency transaction gains and losses) are eliminated in the consolidation process, including any unrealized profits or losses resulting from operations between the companies except when unrealized losses indicate an impairment loss of the asset transferred which should be recognized in the consolidated financial  statements. Consistent accounting policies as well as similar valuation methods for similar transactions, events and circumstances are used throughout the Organization for the purposes of consolidation.

Foreign currency translation

2.3    Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Organization's entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Organization's presentation currency. The domestic and foreign subsidiaries use the Real as their functional currency, with the exception of the subsidiary in Mexico, which uses the Mexican Peso as its functional currency.

Transactions and balances

Foreign currency transactions, which are denominated or settled in a foreign currency, are translated into the functional currency using the exchange rates prevailing on the dates of the transactions.

Monetary items denominated in foreign currency are translated at the closing exchange rate as at the reporting date. Non-monetary items measured at historical cost denominated in a foreign currency are translated at the exchange rate on the date of initial recognition; non-monetary items in a foreign currency that are measured at fair value are translated using the exchange rates on the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at each period exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income as “Net gains/(losses) of foreign currency transactions”.

In the case of changes in the fair value of monetary assets denominated in foreign currency classified as available for sale, a distinction is made between translation differences resulting from changes in amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in the consolidated statement of income, and other changes in the carrying amount, except impairment, are recognized in equity.

Foreign operations

The results and financial position of all foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•   Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the reporting date;

•   Income and expenses for each consolidated statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rate prevailing on the transaction dates, in which case income and expenses are translated at the rates in effect on the dates of the transactions); and

•       All resulting exchange differences are recognized in other comprehensive income.

Exchange differences arising from the above process are reported in equity as “Foreign currency translation adjustment”.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to ‘Other comprehensive income'. If the operation is a non-wholly owned subsidiary, then the relevant proportion of the transaction difference is allocated to the non-controlling interest. When a foreign operation is partially sold or disposed, such exchange differences, which were recognized in equity, are recognized in the consolidated statement of income as part of the gain or loss on sale.

Cash and cash equivalents

2.4    Cash and cash equivalents

Cash and cash equivalents include: cash, bank deposits, unrestricted balances held with the Central Bank of Brazil and other highly liquid short-term investments, with original maturities of three months or less and  which are subject to insignificant risk of changes in fair value, used by the Organization to manage its short-term commitments. See Note 19(b) - “Cash and cash equivalents”.

Sale and repurchase agreements

2.5    Sale and repurchase agreements

Securities sold subject to repurchase agreements are presented in the consolidated financial statements in “Financial assets pledged as collateral”. The counterparty liability is included in “Deposits from Banks”. Securities purchased under agreements to resell are recorded in “Loans and advances to banks” or “Loans and advances to customers”, as appropriate. The difference between sale and repurchase price is treated as interest in the consolidated statement of income and recognized over the life of the agreements using the effective interest rate method.

Financial assets and liabilities

2.6    Financial assets and liabilities

Financial assets

The Organization classifies financial assets in the following four categories: measured at fair value through profit or loss; available for sale; held to maturity and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of financial assets upon initial recognition.

•     Measured at fair value through profit or loss

Financial assets are initially recorded at fair value with subsequent changes to the fair value  recognized immediately in profit or loss. These assets can be subdivided into two distinct classifications at the time of initial recognition: financial assets designated at fair value through profit or loss and financial assets held for trading.

-   Financial assets designated at fair value through profit or loss

The Organization does not have any financial assets designated at fair value through profit or loss.

-   Financial assets held for trading (non-derivatives)

A financial asset is classified as held for trading if it is acquired by Management for the purpose of selling it in the short term or if it is part of a portfolio of identified financial instruments that are managed together for short-term profit or position taking. Derivative financial instruments are also categorized as held for trading.

Financial assets held for trading are initially recognized in the consolidated statement of financial position at fair value and the transaction costs are recorded directly in the consolidated statement of income.

Realized and unrealized gains and losses arising from changes in fair value of non derivative assets are recognized directly in the consolidated statement of income under “Net gains and losses from financial instruments held for trading.” Interest income on financial assets held for trading are included in “Net interest income”. For the treatment of derivative assets see Note 2(f)(iii).

•       Financial assets available for sale

Financial assets available-for-sale are non-derivative financial assets that are intended to be held for an undefined period of time, which may be sold in response to needs for liquidity or changes in interest rates, exchange rates, equity prices or that are not classified as loans and receivables, held-to-maturity investments or financial assets at fair value through profit or loss.

Financial assets available-for-sale are initially recognized at fair value, which is the cash consideration including any transaction costs and, subsequently, are measured at fair value with gains and losses being recognized in the consolidated statement of other comprehensive income, except for impairment losses and foreign exchange gains and losses on debt securities, until the financial asset is derecognized. If a financial asset available-for-sale is determined to be impaired, the cumulative gain or loss previously recognized in other comprehensive income is recognized in the consolidated statement of income.

Interest is recognized in the consolidated statement of income using the effective interest method. Dividends on available-for-sale equity instruments are recognized in the consolidated statement of income in ‘Dividend income' when the Organization's right to receive payment is established. Exchange gains and losses on investments in debt securities classified as available for sale are recognized in the consolidated statement of income. See Note 2(f)(viii) for more details of the treatment of impairment losses.

•       Investments held to maturity

Investments held to maturity are non-derivative financial assets with fixed or determinable payments and fixed term maturities, which the Organization has the positive intention and ability to hold to maturity, and are not designated as at fair value through profit or loss or available for sale and do not meet the definition of loans and receivables.

Investments held to maturity are recognized initially at fair value including direct and incremental costs, and are subsequently recorded at amortized cost, using the effective interest rate method.

Interest on investments held-to-maturity is included in the consolidated statement of income and reported as ‘Interest and similar income'. In the case of impairment, the impairment loss is reported as a deduction from the carrying value of the investment and is recognized in the consolidated statement of income.

•       Loans and receivables

Loans and receivables are non-derivative financial assets having fixed or determinable payments that are not quoted in an active market, that have not been designated as “available for sale” or “at fair value through profit or loss” and that the Organization has no intention of selling, either immediately or in the near term.

Loans and receivables are initially measured at their fair value plus direct transaction costs and are subsequently valued at amortized cost using the effective interest rate method.

Loans and receivables are reported in the consolidated statement of financial position as loans and advances to banks or customers. Interest on loans is included in the consolidated statement of income and is reported as “Interest and similar income”. In the case of impairment, the impairment loss is reported as a deduction in carrying amount of loans and advances, and is recognized in the consolidated statement of income as “Impairment of loans and advances”.

Financial liabilities

The Organization classifies its financial liabilities under the following categories: measured at fair value through profit and loss and amortized cost.

•       Measured at fair value through profit and loss

These financial liabilities are recorded and measured at fair value and the respective changes in fair value are immediately recognized in the income statement. These liabilities can be subdivided into two different classifications upon initial recognition: financial liabilities designated at fair value through profit and loss and financial liabilities held for trading.

-          Financial liabilities designated at fair value through profit and loss

The Organization does not have any financial liability classified at fair value through profit and loss in income.

-          Financial liabilities held for trading

Financial liabilities held for trading recognized by the Organization are derivative financial instruments. For the treatment of derivatives see Note 2(f)(iii).

•       Financial liabilities at amortized cost

These are financial liabilities that are not classified as at fair value through profit or loss. Initially they are recognized at fair value and, subsequently, are measured at amortized cost. They include deposits from banks and customers, securities issued and subordinated debt securities, among others.

Derivative financial instruments and hedge transactions

Derivatives are initially recognized at fair value on the date the derivative contract is signed and are, subsequently, re-measured at their fair values with the changes recognized in the income statement under “Net gains and losses from financial instruments for trading.”

Fair values are obtained from quoted market prices in active markets (for example, for exchange-traded options), including recent market transactions, and valuation techniques (for example for swaps and foreign currency transactions), such as discounted cash-flow models and options-pricing models, as appropriate. The calculation of fair value, the counterparty's and the entity's own credit risk are considered.

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not recorded at fair value through profit or loss. These embedded derivatives are separately accounted for at fair value, with changes in fair value recognized in the consolidated statement of income.

Recognition

Initially, the Organization recognizes loans and advances, deposits, securities issued and subordinated debts and other financial assets and liabilities on the trade date, in accordance with the contractual provisions of the instrument.

Derecognition

Financial assets are derecognized when the contractual rights to receive the cash flows from these assets have ceased to exist or the assets have been transferred and substantially all the risks and rewards of ownership of the assets are also transferred. Financial liabilities are derecognized when they have been discharged, paid, redeemed, cancelled or expired. If a renegotiation or modification of terms of an existing financial asset is such that the cash flows of the modified asset are substantially different from those of the original unmodified asset, then the original financial asset is derecognised and the modified financial asset is recognised as a new financial asset and initially measured at fair value.

Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when, the Organization has the intention and the legal enforceable right to offset the recognized amounts on a net basis or realize the asset and settle the liability simultaneously.

Determination of fair value

The determination of the fair values for the majority of financial assets and liabilities is based on the market price or quotes of security dealers for financial instruments traded in an active market. The fair value for other instruments is determined using valuation techniques. The valuation techniques which include use of recent market transactions, discounted cash flow method, comparison with other instruments similar to those for which there are observable market prices and valuation models.

For more common other instruments the Organization uses widely accepted valuation models that consider observable market data in order to determine the fair value of financial instruments.

For more complex instruments, the Organization uses own models that are usually developed from standard valuation models. Some of the information included in the models may not be observable in the market and is derived from market prices or rates or may be estimated on the basis of assumptions.

The value produced by a model or by a valuation technique is adjusted to reflect various factors, since the valuation techniques do not necessarily reflect all of the factors that market participants take into account during a transaction.

The valuations are adjusted to consider the risks of the models, differences between the buy and sell price, credit and liquidity risks, as well as other factors. Management believes that such valuation adjustments are necessary and appropriate for the correct evaluation of the fair value of the financial instruments recorded in the consolidated statement of financial position.

Impairment of financial assets

(a)   Financial assets recognized at amortized cost

On each reporting date, the Organization assesses whether there is objective evidence that financial assets are impaired. The impairment losses are recognized only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event') and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The criteria that the Organization uses to determine that there is objective evidence of an impairment include:

•         significant financial difficulty of the issuer or obligor;

•         a breach of contract, such as a default or delinquency in interest or principal payments;

•         the granting to the borrower of a concession that the lender would not otherwise consider for economic or legal reasons relating to the borrower's financial difficulty;

•         when it becomes probable that the borrower will enter bankruptcy or other financial reorganization;

•         the disappearance of an active market for that financial asset because of financial difficulties; or

•         observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the loss event cannot yet be identified at the level of the individual financial assets in the portfolio, including:

(i)      adverse changes in the payment status of group assessed borrowers; and

(ii)     national or local economic conditions that correlate with defaults in the assets.

The Organization takes into consideration evidence of impairment loss for both individually significant assets and groups of assets. All significant financial assets are evaluated to detect specific losses.

All significant assets for which the assessment indicates that there is no specific impairment are assessed as a group to detect any impairment loss that may have occurred, although not yet identified. The financial assets which are not individually significant are assessed as a group to detect any collective impairment loss (recorded at the amortized cost) based on similar risk features. Assets that are individually assessed for impairment and for which an impairment loss is recognized are not included in a collective assessment of impairment.

The amount of loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset's original effective interest rate. The carrying amount of the asset is reduced through provisions and the amount of the loss is recognized in the consolidated statement of income.

The calculation of the present value of the estimated future cash flows of a collateralized financial asset reflects the cash flows that may result from foreclosure less costs for obtaining and selling the collateral.

For the purposes of a collective evaluation of impairment, financial assets are grouped on the basis of similar credit-risk characteristics (that is, on the basis of the Organization's rating process that considers product type, market segment, geographical location, collateral type, past-due status and other related factors). Those characteristics are relevant to the estimation of future cash flows for groups of such assets by being indicative of the debtors' ability to pay all amounts due according to the contractual terms of the assets being evaluated.

Future cash flows in a group of financial assets that are collectively evaluated for impairment are estimated on the basis of the contractual cash flows of the assets in the group and historical loss experience for assets with credit-risk characteristics similar to those in the group. Historical loss experience is adjusted on the basis of current observable data to reflect the effects of current conditions that did not affect the period on which the historical loss experience is based and to remove the effects of conditions in the historical period that do not currently exist.

The methodology and assumptions used for estimating future cash flows are reviewed regularly to mitigate any differences between loss estimates and actual loss experience.

Following impairment losses, interest income is recognized using the effective rate of interest which was used to discount the future cash flows for the purpose of measuring the impairment loss.

When a loan is uncollectible, it is written off against the related allowance for loan impairment. Such loans are written off after all the relevant collection procedures have been completed and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of income.

(b)   Financial assets classified as available for sale

The Organization assesses, at each reporting date, whether there is objective evidence that a financial asset or group of financial assets is impaired. For debt securities the Organization adopts the assessment described in item (a) above, in order to identify an impairment event.

In the case of equity investments classified as available for sale, a significant or prolonged decline in the fair value of the security below its cost is considered objective evidence of impairment resulting in the recognition of an impairment loss.

If any such evidence exists for available-for- sale financial assets, the cumulative loss - measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss - is removed from equity and recognized in the income statement.

If, in a subsequent period, the fair value increases, for debt instrument classified as available for sale, and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss is reversed through the consolidated statement of income. Impairment losses recognized in the consolidated statement of income on equity instruments are not reversed through the consolidated statement of income. Increases in the fair value of equity instruments after impairment are recognized in other comprehensive income.

Non-current assets held for sale

2.7    Non-current assets held for sale

Under certain circumstances, property is repossessed following foreclosure of loans that are in default. Repossessed properties are measured at the lower of their carrying amount and fair value less the costs to sell and are included within “Non-current assets held for sale.”

Property and equipment

2.8    Property and equipment

Recognition and valuation

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (see Note 2(k) below), if any.

The cost includes expenses directly attributable to the acquisition of an asset.

The cost of assets internally produced includes the cost of materials and direct labor, as well as any other costs that can be directly allocated and that are necessary for them to function. Software acquired for the operation of the related equipment is recorded as part of the equipment.

When different parts of an item have different useful lives, and separate control is practical, they are recorded as separate items (main components) comprising the property and equipment.

Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Gains and losses from the sale of property and equipment are determined by comparing proceeds received with the carrying amount of the asset and are recorded in the consolidated income statement under the heading “Other operating income/(expenses).”

Subsequent costs

Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization for more than one year and the cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance costs are charged to the consolidated statement of income during the reporting period in which they are incurred.

Depreciation

Depreciation is recognized in the consolidated statement of income using the straight-line basis and taking into consideration the estimated useful economic life of the assets. The depreciable amount is the gross-carrying amount, less the estimated residual value at the end of the useful economic life. Land is not depreciated. Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Intangible assets

2.9    Intangible assets

Intangible assets comprise separately identifiable non-monetary items, without physical substance due to business combinations, such as goodwill and other purchase intangible assets, computer software and other such intangible assets. Intangible assets are recognized at cost. The cost of an intangible asset, acquired in a business combination, is its fair value at the date of acquisition. Intangible assets with a definite useful life are amortized over their estimated useful economic life. Intangible assets with an indefinite useful life are not amortized.

Generally, the identified intangible assets of the Organization have a definite useful life. At each reporting date, intangible assets are reviewed for indications of impairment or changes in estimated future economic benefits - see Note 2(k) below.

Goodwill

Goodwill (or bargain purchase gain) arises on the acquisition of subsidiaries, associates and joint ventures.

Goodwill reflects the excess of the cost of acquisition in relation to the Organization's share of the fair value of net identifiable assets or liabilities of an acquired subsidiary, associate or joint venture on the date of acquisition. Goodwill originated from the acquisition of subsidiaries is recognized as “Intangible Assets”, and the goodwill from acquisition of associates and joint ventures is included in the carrying amount of the investment, (see Note 2(b)(ii)). When the difference between the cost of acquisition and the Organization's share of the fair value of net identifiable assets or liabilities is negative (bargain purchase gain), it is immediately recognized in the consolidated statement of income as a gain on the acquisition date.

Goodwill is tested annually, as well as whenever a trigger event has been observed, for impairment (see Note 2(k) below). Gains and losses realized in the sale of an entity include consideration of the carrying amount of goodwill relating to the entity sold.

Software

Software acquired by the Organization is recorded at cost, less accumulated amortization and accumulated impairment losses, if any.

Internal software-development expenses are recognized as assets when the Organization can demonstrate its intention and ability to complete the development, and use the software in order to generate future economic benefits. The capitalized costs of internally developed software include all costs directly attributable to development and are amortized over their useful lives. Internally developed software is recorded at its capitalized cost less amortization and impairment losses (see Note 2(k) below).

Subsequent software expenses are capitalized only when they increase the future economic benefits incorporated in the specific asset to which it relates. All other expenses are recorded as expenses as incurred.

Amortization is recognized in the consolidated statement of income using the straight-line method over the estimated useful life of the software, beginning on the date that it becomes available for use. The estimated useful life of software is from two to five years. Useful lives and residual values are reviewed at each reporting date and adjusted, if necessary.

Other intangible assets

Other intangible assets refer basically to the customer portfolio and acquisition of banking service rights. They are recorded at cost less amortization and impairment losses, if any, and are amortized for the period in which the asset is expected to contribute, directly or indirectly, to the future cash flows.

These intangible assets are reviewed annually, or whenever events or changes in circumstances occur which could indicate that the carrying amount of the assets cannot be recovered. If necessary, the write-off or impairment (see Note 2(k) below) is immediately recognized in the consolidated statement of income.

Leasing

2.10  Leasing

The Organization has both operating and finance leases and operates as a lessee and a lessor.

Leases in which a significant part of the risks and benefits of the asset is borne by the lessor are classified as operating leases. For leases in which a significant part of the risks and benefits of the asset is borne by the lessee, the leases are classified as financial lease.

Leases under the terms of which the Organization assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

As a lessee, the Organization classifies its leasing operations mainly as operating leases, and the monthly payments are recognized in the financial statements using the straight-line method over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

When an operating lease is terminated before the contract expires, any payment that may be made to the lessor in the form of a penalty is recognized as an expense for the period.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Contingent lease payments are accounted for by revising the minimum lease payments over  the remaining term of the lease when the lease adjustment is confirmed.

As a lessor, the Organization has substantial finance lease contracts, both in value and total number of contracts.

Finance Leases

Finance lease assets in the consolidated statement of financial position are initially recognized in the “loans and advances” account at an amount equal to the net investment in the lease.

The initial direct costs generally incurred by the Organization are included in the initial measurement of the lease receivable and recognized as part of the effective interest rate of the contract, decreasing the amount of income recognized over the lease term. These initial costs include amounts for commissions, legal fees and internal costs. The costs incurred in relation to the negotiation, structuring and sales of leases are excluded from the definition of initial direct costs and therefore are recognized as expenses at the beginning of the lease term.

Recognition of financial revenue reflects a constant rate of return on the net investment made by the Organization.

The estimated non-guaranteed residual values used in the calculation of the gross investment of the lessor in the lease are reviewed at least annually. If there is a decrease in the estimated non-guaranteed residual value, the income allocated over the period of the lease is also reviewed periodically and any decrease in relation to the accumulated values is immediately recognized in the consolidated statement of income.

Operating leases

The assets leased under operating leases, where the Organization acts as lessor, are recognized in the consolidated statement of financial position as property and equipment according to the nature of the item leased.

The initial direct costs incurred by the Organization are added to the carrying amount of the leased asset and are recognized as expenses over the period of the lease and on the same basis as the income recognition.

Revenue from lease is recognized using the straight-line method over the term of the lease, even if the payments are not made on the same basis. Costs, including depreciation and maintenance, incurred in the generation of income are recognized as expenses.

The depreciation policy for leased assets is the same as the depreciation policy used by the Organization for similar assets.

Impairment losses on non-financial assets (except for deferred tax assets)

2.11    Impairment losses on non-financial assets (except for deferred tax assets)

Assets that have an indefinite useful life such as goodwill are not subject to amortization and are tested, at least, annually at the same date to verify the existence of impairment.

Assets, which are subject to amortization or depreciation, are reviewed to verify impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized based on the excess the carrying amount of the  asset or the cash generating unit (CGU) over its estimated recoverable amount. The recoverable amount of an asset or CGU is the greater of its fair value, less costs to sell, and its value in use.

For the purpose of impairment testing, the assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to a ceiling of the operating segments, for the purpose of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to groups of CGU's that are expected to benefit from the synergies of the combination.

The recoverable amount is the higher of an asset/CGU's fair value less costs to sell and its value in use. When assessing the value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects the current market conditions of the time value of money and the specific risks of the asset or CGU.

The Organization's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGU's on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.

Impairment losses are recognized in the consolidated Statement of Income. Impairment losses recognized in respect of CGU's are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGU's) and then to reduce the carrying amount of the other assets in the CGU (group of CGU's) on a pro rata basis.

An impairment of goodwill cannot be reversed. With regard to other assets, an impairment loss recognized in previous periods is reassessed at each reporting date for any indications that the impairment has decreased or no longer exists. An impairment loss will be reversed if there has been a change in the estimates used to determine the recoverable amount or to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.

Deposits, debt securities issued and subordinated liabilities

2.12  Deposits, debt securities issued and subordinated liabilities

Deposits, debt securities issued and subordinated liabilities are the main sources of funding used by the Organization to finance its operations.

They are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest method.

Provisions, contingent liabilities and contingent assets

2.13  Provisions, contingent liabilities and contingent assets

A provision is recognized when, as a result of a past event, the Organization has a present legal or constructive obligation that can be reliably estimated and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Provisions were established by Management whenever it considers that there is a probable loss taking into account the opinion of their legal advisors; the nature of the actions; the similarity to previous suits; the complexity and the positioning of the Courts.

Contingent Liabilities are not recognized, since their existence will only be confirmed by the occurrence or not of one or more future and uncertain events that are not totally under the control of the Management. Contingent liabilities do not meet the criteria for recognition, since they are considered as possible losses and should only be disclosed in explanatory notes, when relevant. Obligations classified as remote are neither provisioned nor disclosed.

Contingent assets are recorded only when there are real guarantees or favorable and non-appealable court decisions, and when the gain is considered to be virtually certain. Contingent assets for which the expectation is the outcome will be favorable are only disclosed in the financial statements, when material.

Classification of insurance contracts and investments

2.14  Classification of insurance contracts and investments

An insurance contract is a contract in which the Organization accepts a significant insurance risk from the policy holder by agreeing to compensate the policyholder if a specific, uncertain, future event adversely affects the policy holder. Reinsurance contracts are also treated as insurance contracts because they transfer significant insurance risk. Contracts in the Insurance segment classified as investment contracts are related to our capitalization bonds, which do not transfer significant insurance risk and are accounted for as financial instruments in accordance with IAS 39 - Financial Instruments.

Insurance and pension plan technical provisions

2.15  Insurance and pension plan technical provisions

Property damage

The Provision for Unearned Premiums (PPNG) is calculated on a daily pro-rata basis using premiums net of coinsurance premiums, including amounts ceded through reinsurance operations, and the value registered in the consolidated statement of financial position corresponds to the unexpired risk period of the insurance contracts less initial contracting costs. The portion of these reserves corresponding to the estimate for risks in effect on contracts that have been issued but are not yet fully binding is designated ‘PPNG-RVNE'.

The Provision for Incurred But Not Reported (IBNR) is constituted based on the claims incurred and not yet paid (IBNP), subtracting the balance of the Provision for Claims to be settled (PSL) at the base date of calculation. To calculate the IBNP, the final estimate of claims that have not yet been paid based on semiannual run-off triangles, which consider the historical development of the claims paid in the last 10 semesters for the branches of damages and the last 11 quarters for the extended guarantee business, in order to establish a future projection by period of occurrence of occurrence and also considers the estimate of claims Incurred But Not Enough Reported (IBNER), reflecting the expectation of alteration of the provisioned amount throughout the regulation process. Until the base date of December 2016, only IBNR was constituted, without IBNER segregation. This change in methodology was made in January 2017 in the automobile portfolio in order to allow better allocation of capital among the loss provisions, and had no impact on the results of the Organization.

The reserve for unsettled claims (PSL) is determined based on the indemnity payment estimates, considering all administrative and judicial claims existing at the reporting date, restated monetarily, net of salvage and payments expected to be received.

The reserve for related expenses (PDR) is recorded on a monthly basis to cover expenses related to estimated claims and benefits. It covers both costs that can be individually allocated to each claim as well as claims costs not discriminated, meaning those incurred at the portfolio level.

The Complementary Reserve for Coverage (PCC) shall be established when there is insufficiency of the technical provisions required under the legislation, as determined in the Liability Adequacy Test (see Note 2(o)(vi) below). At the reporting date management did not identify the need for PCC on property damage contracts.

Other technical provisions (OPT) correspond to the Provision for Administrative Expenses (PDA) arising on the Mandatory Insurance For Personal Injury Caused by Motor Vehicles (DPVAT) insurance operations.

Life insurance, excluding life insurance with survival coverage (VGBL product)

The Provision for Unearned Premiums (PPNG) is calculated on a daily pro-rata basis using premiums net of coinsurance premiums, but including amounts ceded through reinsurance operations, and the value registered in the consolidated statement of financial position corresponds to the unexpired risk period of the insurance contracts and includes an estimate for risks in effect on contracts that have been issued but are not yet fully binding is designated ‘PPNG-RVNE'.

The Mathematical Provision for Benefits to be Granted (PMBaC) is calculated by the difference between the present value of the future benefits and the present value of the future contributions to be received for these benefits.

The Provision for Redemptions and other Amounts to be Settled (PVR) comprises amounts related to redemptions to settle, premium refunds owed and portability (transfer-outs) requested but not yet transferred to the recipient insurer.

The reserve for IBNR is calculated based on semiannual run-off triangles, which consider the historical development of claims paid and outstanding in the last 10 semesters, to establish a future projection per period of occurrence. A residual cause study is carried out to forecast the claims reported after 10 semesters of the date of occurrence. The change in the calculation methodology of IBNP, which considered 16 semesters of claims development, to reflect a higher level of precison in the estimate within the current portfolio of the Organization . The change generated a reduction of approximately R$ 180 million in the provision of IBNR, net of reinsurance.

The reserve for unsettled claims (PSL) considers all claim notifications received up to the end of the reporting period. The reserve is adjusted for inflation and includes all claims in litigation.

The Complementary Reserve for Coverage (PCC) refers to the amount necessary to complement technical reserves, as calculated through the Liability Adequacy Test. LAT is calculated using statistical and actuarial methods based on realistic considerations, taking into account the biometric table BR-EMS of both genders, adjusted by longevity development criteria compatible with the latest published versions and improvement using a risk free forward interest rate structures which was approved by SUSEP to discount the future cash flows. The improvement rate is calculated from automatic updates of the biometric table, considering the expected increase in future life expectancy.

The Technical Surplus Provision (PET) corresponds to the difference between the value of the expected cost and the actual cost of claims that occurred during the period for contracts of individual life insurance with rights to participate in technical surplus.

The Provision of Related Expenses (PDR) is recorded to cover expenses related to estimated claims and benefits. For products structured in self-funding and partially regimes, the reserve covers claims incurred. For products structured under a capitalization regime, the reserve covers the expected expenses related to incurred claims and also claims expected to be incurred in the future.

Health and Dental Insurance

The reserve for claims incurred but not reported (IBNR) is calculated from the final estimate of claims already incurred and still not reported, based on monthly run-off triangles that consider the historical development of claims reported in the last 12 months for health insurance and 18 months for dental insurance, to establish a future projection per period of occurrence

The provision for unsettled claims (PSL) is based on claims received up to the reporting date, including judicial claims and related costs adjusted for inflation.

The mathematical reserve for unvested benefits (PMBAC) relates to the individual health care plan portfolio and accounts for the risk related to the cover of the holder's dependents for five years following the death of the holder. It is calculated using: a 4.5% annual discount rate (5.1% in 2016); the period over which holders are expected to remain in the plan up to their death; and the projected costs of the five-year-period cover in which no premiums will be received.

The mathematical reserve of benefits granted (PMBC) is constituted by the obligations arising from the contractual clauses of remission of installments in cash, regarding the coverage of health assistance and by the premiums through payment of insured persons participating in the Bradesco Saúde insurance - "GBS Plan", and considering a discount rate of 4.5% per annum (5.1% in 2016).

The unearned premium or contribution reserve (PPCNG) is calculated on the currently effective contracts on a daily pro-rata basis based on the portion of health insurance premiums corresponding to the remaining period of coverage.

The other provisions for the individual health portfolio are constituted to cover differences between the expected present value of claims and related future costs and the expected present value of future premiums, considering a discount rate of 4.5% per year (5.1% in 2016).

Operations with DPVAT Insurance

Revenues from DPVAT premiums and the related technical reserves are recorded gross, based on reports received from Seguradora Lider S.A. which acts as the “lead insurer” of the Consortium of Insurance DPVAT S.A. in proportion to the percentage of Bradesco's stake in the consortium. It is the function of the lead insurer to collect the premiums, coordinate policy issuance, settle claims and manage the administrative costs within the consortium, in accordance with the CNSP Normative Resolution nº 332/15. As defined in the regulations of the consortium, 50% of the monthly net income is distributed to the consortium's members in the following month. The remaining 50% of the monthly income is retained by the lead insurer over the year and transferred to the members of the consortium at the start of the following year.

Open pension plans and life insurance with survival coverage (VGBL product)

The unearned premium reserve (PPNG) is calculated on a daily pro-rata basis, using net premiums and is comprised of the portion corresponding to the remaining period of coverage and includes an estimate for risks covered but not yet issued (RVNE).

The mathematical reserve for unvested benefits (PMBaC) is constituted to the participants who have not yet received any benefit. In defined benefit pension plans, the reserve represents the difference between the present value of future benefits and the present value of future contributions, corresponding to obligations assumed in the form of retirement, disability, pension and annuity plans. The reserve is calculated using methodologies and assumptions set forth in the actuarial technical notes.

The mathematical reserve for unvested benefits (PMBaC) related to life insurance with survival coverage and unrestricted benefit pension plans (VGBL and PGBL), and defined contribution plans, includes the contributions, received from participants, net of costs and other contractual charges, plus the financial return generated through the investment of these amounts in units of specially constituted investment funds (FIE).

The Provision for Redemptions and other Amounts to be Settled (PVR) comprises amounts related to redemptions to settle, premium refunds owed and portability (transfer-outs) requested but not yet transferred to the recipient insurer.

The mathematical reserve for vested benefits (PMBC) is recognized for participants already receiving benefits and corresponds to the present value of future obligations related to the payment of those on-going benefits.

The Complementary Reserve for Coverage (PCC) refers to the amount necessary to complement technical reserves, as calculated through the Liability Adequacy Test (see Note 2(n)(vi)). LAT is prepared using statistical and actuarial methods based on realistic assumptions, taking into account the biometric table BR-EMS of both genders, adjusted by longevity development criteria compatible with the latest versions disclosed improvement and forward interest rate curves (ETTJ) free from risk as authorized by SUSEP. The improvement rate is calculated from automatic updates of the biometric table, considering the expected increase in future life expectancy.

The Provision of Related Expenses (PDR) is recorded to cover expenses related to estimated claims and benefits. For products structured in self-funding and partially regimes, the reserve covers claims incurred. For plans structured under a capitalization regime, the reserve is made to cover the expected expenses related to incurred claims and also claims expected to be incurred in the future. The projections are performed through the passive adequacy test (LAT).

The Financial Surplus Provision (PEF) corresponds to the financial result, which exceeds the guaranteed minimum profitability of contracts with a financial surplus participation clause.

The Provision for IBNR is calculated based on semiannual run-off triangles, which consider the historical development of claims paid and outstanding in the last 10 semesters (16 semesters in 2016) to establish a future projection by period of occurrence.

The reserve for unsettled claims (PSL) considers all claim notifications received up to the end of the reporting period. The reserve is adjusted for inflation.

Liability Adequacy Test (LAT)

The Organization conducted the liability adequacy test for all the contracts that meet the definition of an insurance contract according to IFRS 4 and which are in force on the date of execution of the test. This test is conducted every six months and the liability of insurance contracts, gross of reinsurance, is calculated as the sum of the carrying amount, deducting the deferred acquisition costs and the related intangibles. This is compared to the expected cash flows arising from the obligations under commercialized contracts and certificates.

The test considerers projections of claims and benefits that have occurred and are to occur, administrative expenses, allocable expenses related to the claims, intrinsic options and financial surpluses, salvage and recoveries and other income and expense directly related to the insurance contracts.

To calculate the present value of projected cash flows, the Organization used the risk free forward (ETTJ) rate which was approved by SUSEP.

According to SUSEP Circular no 517/2015 and subsequent changes, the test was segmented between life insurance and pension products and property coverage, and liabilities related to DPVAT insurance were not included in the adequacy test.

•     Life and pension products

For private pension products and Life Insurance with Coverage for Survival, the contracts are grouped based on similar risks or when the insurance risk is managed jointly by the Administration.

The cash flows related to future premiums not recorded in the PPNG were only included in the projections when the result of the LAT without these values was negative.

The projected average loss ratio was 42% for individual and collective individuals, obtained from analysis based on triangles for the development of Company claims generated with information from January 2007.

The calculation of LAT made for the base date December 2017, considered the update of the assumption of Rate of Conversion into Income (TCR) of PGBL and VGBL pension plans.

The result of the liability adequacy test for life insurance was fully recognized in the income statement, as set out in SUSEP Circular No. 517/15 (note 35a).

•     Property Coverage

The expected present value of cash flows relating to claims incurred - primarily claims costs and salvage recoveries - was compared to the technical provisions for claims incurred - PSL and IBNR.

The expected present value of cash flows relating to claims to be incurred on the policies in force, plus any administrative expenses and other expenses relating to products in run-off, was compared to the sum of the related technical provisions - PPNG and PPNG-RVNE.

The projected average loss ratio was 15.19% for the Extended Guarantee segment and 50.21% for the elementary lines, which were strongly influenced by the estimate of the future premium of the housing insurance portfolio, which is characterized by low loss ratio and long terms , since it accompanies the period of financing of the property.

The average reinsurance projected in the study, calculated on the basis of reported claims was 2.05%.

The result of the liability adequacy test, for property coverage, did not present insufficiency and, consequently, no additional PCC provisions were recorded.

Reinsurance contracts

2.16  Reinsurance contracts

Reinsurance contracts are used in the normal course of operations with the purpose of limiting potential losses, by spreading risks. Liabilities relating to contracts that have been reinsured are presented gross of their respective recoveries, which are booked as assets since the existence of the reinsurance contract does not nullify the Organization's obligations with the insured parties.

As required by the regulators, reinsurance companies with headquarters abroad must have a minimum rating from a risk classification agency to reinsure risks all other reinsurance operations must be with national missing If there are indications that the amounts recorded will not be realized by its carrying amount, these assets will be adjusted for impairment.

Deferred acquisition costs

2.17  Deferred acquisition costs

These comprise deferred acquisition costs including commissions and brokers' fees related to the sale of insurance policies. Deferred commissions are recognized in the consolidated statement of income over the life of the respective policies and pension plan contracts or over an average period of twelve months. Expenses relating to insurance agency operations relating to the sale of health plans are amortized over a twenty-four month period and life assurance expenses are appropriated in the twelve-month period.

Financial guarantees

2.18  Financial guarantees

     Financial guarantees are contracts that require the Organization to make specific payments under the guarantee for a loss incurred when a specific debtor fails to make a payment when due in accordance with the terms of the debt instrument.

     Financial guarantees are initially recognized in the financial statements at fair value on the date the guarantee was given. Subsequent to initial recognition, the Organization's obligations under such guarantees are measured as the higher of the initial amount, less the accumulated amortization, and the best estimate of the amount required to settle the guarantee if management deems such expenditure to be probable. These estimates are determined based on experience of similar transactions and history of past losses, supplemented by the judgment of Management. The fee income earned is recognized on a straight-line basis over the life of the guarantee. Any increase in the liability relating to guarantees is reported in the consolidated statement of income within “Other operating income/ (expenses)”.

Employee benefits

2.19  Employee benefits

IAS 19 establishes that the employer must recognize prospectively the surplus or deficit of its defined benefit plans and post-retirement plans as an asset or an obligation in its consolidated statement of financial position, and must recognize the changes in the financial condition during the year in which the changes occurred, in profit or loss.

Defined contribution plan

Bradesco and its subsidiaries sponsor pension plans for their employees and Management of the “Free Benefit Generator Plan (PGBL)” type. The PGBL is a pension plan with defined contributions which allows financial resources to be accumulated throughout the professional career of the participants based on contributions paid by them and the sponsoring company, the funds of which are invested in an Exclusive Mutual Fund (FIE). The actuarial obligations of PGBL are fully covered by the corresponding FIE. The PGBL is managed by the subsidiaries Bradesco Vida e Previdência S.A..

Contribution obligations for defined contribution pension plans are recognized as expenses in profit or loss as incurred. Once the contributions are paid, Bradesco, in the capacity of employer, has no obligation to make any additional payment.

In addition to the PGBL previously presented, the participants transferred from the defined benefit plan are assured a deferred proportional benefit until the date of migration. For participants in the defined benefit plan, whether or not transferred to the PGBL, retired participants and pensioners, the present value of the actuarial liabilities of the plan is fully covered by guarantee assets applied in the FIEs.

Defined benefit plans

The Organization's net obligation, in relation to the defined benefit plans, refers exclusively to institutions acquired are calculated separately for each plan, estimating the future benefit that the employees have earned in return for their service during the current and prior periods. The benefit is discounted to determine its present value and deducted by the fair value of any plan assets. The discount rate is the yield at the reporting date on “AA” credit rated bonds, which have maturity dates approximating the terms of the Organization's obligations. The calculation is made by an actuary, using the projected unit credit method.

Termination benefits

Severance benefits are required to be paid when the employment relationship is terminated by the Organization before the employee's normal date of retirement or whenever the employee accepts voluntary redundancy in return for such benefits.

Benefits which are payable twelve months or more after the reporting date are discounted to their present value.

Short-term benefits

Benefits such as wages, salaries, social security contributions, paid annual leave and paid sick leave, profit sharing and bonuses (if payable within twelve months of the reporting date) and non-monetary benefits such as health care, etc. are recorded as expenses in the consolidated statement of income, without any discount to present value, if the Organization has a present legal or constructive obligation to pay the amount as a result of past service provided  by the employee and the obligation can be reliably estimated.

Capitalization bonds

2.20  Capitalization bonds

The liability for capitalization bonds is registered in the line ‘Other liabilities'. Financial liabilities and revenues from capitalization bonds are accrued at the time bonds are issued.

Bonds are issued according to the types of payments, monthly or single payment. Each bond bears a nominal value and the deposit portion of each payment is remunerated at the referential rate (TR) plus 0.5% per month, which is used to determine the liability.

Capitalization bond beneficiaries are eligible for a prize draw. At the end of a certain period that is determined at the time the capitalization bond is issued, a beneficiary may redeem the nominal value paid plus the referential rate (TR) +0.5% of interest, even  if they have not won in the draw.  These products are regulated by the insurance regulator in Brazil; however, they do not meet the definition of an insurance contract in accordance with IFRS 4 and, therefore, are classified as financial liabilities in accordance with IAS 39.

Unclaimed amounts from “capitalization plans” are derecognized when the obligation legally expires, in accordance with IAS 39 as it relates to the derecognition of a financial liability.

Expenses for placement of “capitalization plans”, are recognized as they are incurred.

Description of accounting policy for Interest

2.21  Interest

Interest income and expenses are recognized on an accrual basis in the consolidated statement of income using the effective interest rate method. The effective interest rate is the rate that discounts estimated future cash payments and receipts throughout the expected life of the financial asset or liability (or, when appropriate, a shorter period) to the carrying amount of the financial asset or liability. When calculating the effective rate, the Organization estimates future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate includes all commissions, transaction costs, discounts or bonuses which are an integral part of such rate. Transaction costs are incremental costs directly attributable to the acquisition, issuance or disposal of a financial asset or liability.

Fees and commissions

2.22  Fees and commissions

Fees and commission income and expense which are part of and are directly allocable to the effective interest rate on a financial asset or liability are included in the calculation of the effective interest rate.

Other fee and commission income, including account service fees, asset management fees, credit card annual charges, and collection and consortium fees are recognized as the related services are rendered. When a loan commitment is not expected to result in the drawdown of a loan, the related commitment fees are recognized on a straight-line basis over the commitment period. Other fees and commissions expense relate mainly to transaction as the services are received.

Net insurance income

2.23  Net insurance income

Insurance and coinsurance premiums, net of premiums transferred through coinsurance and reinsurance and related commissions, are recognized as income upon issuance of the respective policies / certificates / endorsements and invoices, or at the beginning of the risk period for cases in which the cover begins before issue date, and accounted for on a straight-line basis, over the duration of the policies, through the upfront recognition and subsequent reversal of the provision for unearned premiums and the deferred acquisition costs.

Income from premiums and the acquisition costs related to risks already assumed whose respective policies have not yet been issued are recognized in the consolidated statement of income at the start of the risk coverage period on an estimated basis.

The health insurance premiums are recorded in the premium account (result) or unearned premium or contribution reserve (PPCNG), according to the coverage period of the contracts in effect at the balance sheet date.

Revenues and expenses related to DPVAT insurance operations are recorded on the basis of information received from the Seguradora Líder dos Consórcios do Seguro DPVAT S.A.

Accepted co-insurance contracts and retrocession operations are recorded on the basis of information received from the lead co-insurer and IRB - Brasil Resseguros S.A., respectively.

Reinsurance operations are recorded based on the provision of accounts, which are subject to review by reinsurers. The deferral of reinsurance premiums granted under proportional contracts is carried out in a manner consistent with the related insurance premium, while the deferral of premiums for non-proportional reinsurance contracts is carried out according to the period of validity of the respective reinsurance contracts.

The receipts from insurance agency operations are deferred and recognized in income linearly, for a period of twenty-four months in health insurance operations and by the term of twelve months in the other operations.

Contributions to pension plans and life insurance premiums with survivor coverage are recognized in income upon their effective receipt.

Income tax and social contribution

2.24  Income tax and social contribution

Income tax and social contribution deferred tax assets, calculated on income tax losses, social contribution losses and temporary differences, are recorded in “Other Receivables - Sundry” and the deferred tax liabilities on tax differences in lease depreciation (applicable only for income tax), mark-to-market adjustments on securities, restatement of judicial deposits, among others, are recorded in “Other Liabilities - Tax and Social Security”.

Deferred tax assets on temporary differences are realized when the difference between the accounting treatment and the income tax treatment reverses. Deferred tax assets on income tax and social contribution losses are realizable when taxable income is generated, up to the 30% limit of the taxable profit for the period. Deferred tax assets are recorded based on current expectations of realization considering technical studies and analyses carried out by Management.

The provision for income tax is calculated at 15% of taxable income plus a 10% surcharge. For financial companies, financial company equivalent and of the insurance industry, the social contribution on the profit was calculated until August 2015, considering the rate of 15%. For the period between September 2015 and December 2018, the rate was changed to 20%, according to Law no 13,169/15, returning to the rate of 15% as from January 2019. For the other companies, the social contribution is calculated considering the rate of 9%.

By virtue of the amendment of the rate, the Organization Bradesco constituted, in September 2015, a supplement to the deferred tax asset of social contribution, considering the annual expectations of realization and the respective rates in force in each period, according to the technical study conducted.

Tax expense comprises current and deferred tax. Current and deferred tax are recorded in the consolidated statement of income except when the result of a transaction is recognized directly in equity, in which case the related tax effect is also recorded in equity or in other comprehensive income.

Current tax assets are amounts of taxes to be recovered through restitution or offset with taxes due from excess of taxes paid in relation to the current and / or previous period.

Current tax expenses are the expected amounts payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Current tax payable also includes any tax liability arising from the declaration of dividends.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amount used for taxation purposes. Deferred tax is not recognized for:

•                temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•                temporary differences related to investments in subsidiaries, associates and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and

•                taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

In determining the amount of current and deferred tax the Organization takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Organization believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of various factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve judgments about future events. New information may become available that causes the Organization to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact the tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities against current tax assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Additional taxes that arise from the distribution of dividends by the Bank are recognized at the same time as the liability to pay the related dividend is recognized.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Segment reporting

2.25   Segment reporting

Information for operating segments is consistent with the internal reports provided to the Executive Officers (being the Chief Operating Decision Makers), which are comprised by the Chief Executive Officer, Executive Vice-Presidents, Managing Directors and Deputy Directors. The Organization operates mainly in the banking and insurance segments. The banking operations include operations in retail, middle market and corporate activities, lease, international bank operations, investment banking and private banking. The Organization's banking activities are performed through its own branches located throughout the country, in branches abroad and through subsidiaries, as well as by means of our shareholding interest in other companies. The insurance segment consists of insurance operations, supplementary pension plans and capitalization plans which are undertaken through a subsidiary, Bradesco Seguros S.A., and its subsidiaries.

Equity

2.26  Equity

Preferred shares have no voting rights, but have priority over common shares in reimbursement of capital, in the event of liquidation, up to the amount of the capital represented by such preferred shares, and the right to receive a minimum dividend per share that is ten percent (10%) higher than the dividend distributed per share to the holders of common shares.

(i)    Share issue costs

Incremental costs directly attributable to the issuance of shares are shown net of taxes in equity, thus reducing the initial share value.

(ii)  Earnings per share

The Organization presents basic and diluted earnings per share data. Basic earnings per share is calculated by dividing the net income attributable to shareholders of the Organization by the weighted average number of shares outstanding during the year, excluding the average number of shares purchased by the Organization and held as treasury shares. Diluted earnings per share are the same as basic earnings per share, as there are no potentially dilutive instruments.

(iii) Dividends payable

Dividends on shares are paid and provisioned during the year. In the Meeting of Shareholders are destined at least the equivalent of 30% of the annual net income, in accordance with the the Company's Bylaws. Dividends approved and declared after the reporting date of the financial statements, are disclosed in the notes as subsequent events.

(iv) Capital transactions

Capital transactions are transactions between partners qualified as investment owners. These transactions modify the equity held by the controlling shareholder in a subsidiary. Since there is no loss of control, the difference between the amount paid and the fair value of the transaction is recognized directly in equity.